Expense Example - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2015 Fund - Fidelity Advisor Freedom 2015 Fund - Class Z6	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 28
3 years	87
5 years	152
10 years	$ 343